COST OF REVENUE (Tables)	12 Months Ended
Dec. 31, 2023
COST OF REVENUE.
Schedule of cost of revenue

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Cost of vehicle	2,210,715,054	1,580,778,797	1,294,946,115	182,389,346
Staff cost	105,771,335	105,613,337	87,602,016	12,338,486
Outsourcing fee	253,845	10,475,145	32,241,232	4,541,083
Leasing interest expense*	119,692,726	61,128,565	13,016,727	1,833,368
Commission to car dealerships	375,702,902	26,756,550	—	—
Staff incentive	61,894,967	—	—	—
Others	83,979,043	45,337,379	84,057,025	11,839,183
	2,958,009,872	1,830,089,773	1,511,863,115	212,941,466
*	Leasing interest expense refers to interest expense on borrowings by the Company that are directly used to fund finance lease receivables.